Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Asset-Backed Securities - 6 .5%
ACHM Mortgage Trust, 6.5500%, 5/25/39 (144A) $ 8,238,358 $ 8,321,490
ACHM Mortgage Trust, 7.2600%, 5/25/39 (144A) 748,942 769,297
ACHV ABS TRUST, 6.3400%, 4/25/31 (144A) 2,116,684 2,133,971
ACHV ABS TRUST, 6.4200%, 4/25/31 (144A) 901,528 908,504
Ally Bank Auto Credit-Linked Notes, 6.0220%, 5/17/32 (144A) 3,101,066 3,135,779
Ally Bank Auto Credit-Linked Notes, 6.3150%, 5/17/32 (144A) 1,772,037 1,791,518
Alterna Funding III LLC, 6.2600%, 5/16/39 (144A) 9,807,978 9,866,463
Arivo Acceptance Auto Loan Receivables Trust, 6.4600%, 4/17/28 (144A) 1,919,869 1,931,099
Bayview Opportunity Master Fund VII LLC, SOFR30A + 1.3000%, 5.6500%,
12/26/31 (144A)
‡
3,859,019 3,870,731
Bayview Opportunity Master Fund VII LLC, SOFR30A + 1.5000%, 5.8500%,
12/26/31 (144A)
‡
1,878,056 1,885,652
Blue Bridge Funding LLC, 7.3700%, 11/15/30 (144A) 1,807,954 1,822,475
Brex Commercial Charge Card Master Trust, 6.0500%, 7/15/27 (144A) 7,750,000 7,799,437
FHF Issuer Trust, 5.6900%, 2/15/30 (144A) 2,707,203 2,725,362
FIGRE Trust, 6.5060%, 3/25/54 (144A)
‡
2,154,611 2,191,320
FIGRE Trust, 6.2290%, 7/25/54 (144A)
‡
2,742,874 2,763,678
FIGRE Trust, 5.2520%, 9/25/54 (144A)
‡
3,064,351 3,042,599
FIGRE Trust, 5.7750%, 3/25/55 (144A)
‡
8,210,790 8,227,153
FIGRE Trust, 5.5600%, 5/25/55 (144A)
‡
12,047,367 12,055,298
FIGRE Trust, 5.7100%, 5/25/55 (144A)
‡
4,780,701 4,769,911
FIGRE Trust, 5.9100%, 5/25/55 (144A)
‡
4,493,859 4,483,469
FIGRE Trust, 5.4080%, 7/25/55 (144A)
‡
10,357,169 10,334,480
FIGRE Trust, 5.6080%, 7/25/55 (144A)
‡
10,201,006 10,138,880
FIGRE Trust, 5.7090%, 7/25/55 (144A)
‡
13,175,992 13,095,720
Finance of America Structured Securities Trust, 3.5000%, 2/25/74 (144A)
Ç
3,609,562 3,500,630
Finance of America Structured Securities Trust, 3.5000%, 4/25/74 (144A)
Ç
14,641,257 14,157,430
Fora Financial Asset Securitization LLC, 6.3300%, 8/15/29 (144A) 5,038,000 5,052,867
Foundation Finance Trust, 6.5300%, 6/15/49 (144A) 1,990,468 2,055,989
Foundation Finance Trust, 4.9400%, 4/15/52 (144A) 13,050,000 12,919,487
FREED ABS Trust, 2.3700%, 11/20/28 (144A) 177,222 176,708
Gracie Point International Funding, SOFR90A + 2.2500%, 6.5983%, 3/1/27
(144A)
‡
808,251 810,560
Gracie Point International Funding LLC, SOFR90A + 2.1000%, 6.4476%, 3/1/28
(144A)
‡
3,007,000 3,003,328
Huntington Bank Auto Credit-Linked Notes, 6.1530%, 5/20/32 (144A) 11,777,312 11,914,937
Huntington Bank Auto Credit-Linked Notes, 5.4420%, 10/20/32 (144A) 17,458,094 17,545,352
Huntington Bank Auto Credit-Linked Notes, 4.9570%, 3/21/33 (144A) 6,937,924 6,929,831
Lendbuzz Securitization Trust, 7.0900%, 10/16/28 (144A) 1,135,770 1,151,154
MetroNet Infrastructure Issuer LLC, 5.4000%, 8/20/55 (144A) 24,600,000 24,597,953
NRM FNT1 Excess LLC, 7.3980%, 11/25/31 (144A)
Ç
29,015,516 29,186,225
NRZ Excess Spread-Collateralized Notes, 3.8440%, 12/25/25 (144A) 722,088 715,778
NRZ Excess Spread-Collateralized Notes, 3.1040%, 7/25/26 (144A) 1,835,800 1,783,328
Prosper Marketplace Issuance Trust, 6.1200%, 8/15/29 (144A) 293,932 294,234
RAM LLC, 6.6690%, 2/15/39 (144A) 3,155,550 3,160,060
RCKT Mortgage Trust, 6.3250%, 2/25/44 (144A)
‡
8,391,742 8,432,784
RCKT Mortgage Trust, 5.5460%, 9/25/44 (144A)
Ç
4,986,992 4,974,839
RCKT Mortgage Trust, 5.1580%, 10/25/44 (144A)
Ç
12,958,706 12,869,683
RCKT Mortgage Trust, 5.6830%, 12/25/44 (144A)
Ç
9,967,635 9,961,186
RCKT Mortgage Trust, 5.6530%, 1/25/45 (144A)
Ç
5,454,189 5,467,031
RCKT Mortgage Trust, 5.6030%, 2/25/55 (144A)
Ç
4,213,225 4,215,129
RCKT Mortgage Trust, 5.6870%, 5/25/55 (144A)
Ç
24,930,567 25,080,220
RCKT Mortgage Trust, 5.4720%, 6/25/55 (144A)
Ç
9,266,801 9,289,657
RCKT Mortgage Trust, 5.3770%, 7/25/55 (144A)
Ç
18,857,000 18,878,529

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
RCKT Mortgage Trust, 5.4780%, 7/25/55 (144A)
Ç
$ 9,500,000 $ 9,493,898
RCKT Trust, 5.1600%, 7/25/34 (144A) 2,750,000 2,744,743
Reach ABS Trust, 5.8800%, 7/15/31 (144A) 2,698,480 2,710,284
Saluda Grade Alternative Mortgage Trust, 6.6030%, 4/25/54 (144A)
Ç
2,578,133 2,571,245
Santander Bank Auto Credit-Linked Notes, 5.6220%, 6/15/32 (144A) 2,639,057 2,654,373
Santander Bank Auto Credit-Linked Notes, 6.9860%, 12/15/32 (144A) 44,500 44,528
Santander Bank Auto Credit-Linked Notes, 6.4930%, 6/15/33 (144A) 265,662 266,392
Santander Bank Auto Credit-Linked Notes, 5.6400%, 12/15/33 (144A) 2,204,451 2,214,949
Towd Point Mortgage Trust, 6.0490%, 1/25/64 (144A)
‡
1,277,526 1,280,002
Towd Point Mortgage Trust, 6.3500%, 2/25/64 (144A)
‡
494,074 496,563
Tricolor Auto Securitization Trust, 6.6100%, 10/15/27 (144A) 459,179 460,184
Tricolor Auto Securitization Trust, 6.3600%, 12/15/27 (144A) 1,334,646 1,337,109
US Auto Funding, 2.2000%, 5/15/26 (144A) 2,115,781 1,846,669
US Bank NA, 6.7890%, 8/25/32 (144A) 6,052,803 6,111,847
Total Asset-Backed Securities (cost $389,229,653) 390,421,981
Corporate Bond - 0 .2%
Financial - 0 .2%
Rithm Capital Corp., 8.0000%, 4/1/29 (144A) (cost $9,140,984) 9,213,000 9,411,199
Mortgage-Backed Securities - 160 .5%
A&D Mortgage Trust , 5.7900% , 6/25/70 (144A)
‡
9,924,015 9,939,210
ABL , 7.4570% , 9/25/29 (144A)
Ç
4,840,000 4,815,323
BMP , CME Term SOFR 1 Month + 1.3719% , 5.7139% , 6/15/41 (144A)
‡
14,000,000 14,017,717
Brean Asset-Backed Securities Trust
4.5000%, 5/25/64 (144A) 9,732,394 9,490,256
5.0000%, 9/25/64 (144A) 6,942,617 6,834,843
BX Commercial Mortgage Trust , CME Term SOFR 1 Month + 0.8445% ,
5.1865% , 10/15/36 (144A)
‡
862,801 862,011
BX Trust
CME Term SOFR 1 Month + 1.3058%, 5.6477%, 10/15/26 (144A)
‡
3,337,147 3,332,067
CME Term SOFR 1 Month + 3.4640%, 7.8060%, 10/15/26 (144A)
‡
2,807,890 2,726,461
CME Term SOFR 1 Month + 0.7035%, 5.0455%, 9/15/34 (144A)
‡
5,435,823 5,423,305
Chase Mortgage Finance Corp.
SOFR30A + 1.2000%, 5.5500%, 2/25/50 (144A)
‡
3,016,957 2,961,318
SOFR30A + 1.3500%, 5.7000%, 2/25/50 (144A)
‡
1,772,462 1,721,480
SOFR30A + 1.5500%, 5.9000%, 2/25/50 (144A)
‡
1,967,559 1,914,319
Connecticut Avenue Securities Trust
SOFR30A + 1.5500%, 5.9000%, 10/25/41 (144A)
‡
2,816,029 2,824,813
SOFR30A + 3.3000%, 7.6500%, 11/25/41 (144A)
‡
1,150,000 1,177,672
SOFR30A + 0.8500%, 5.2000%, 12/25/41 (144A)
‡
796,574 795,831
SOFR30A + 1.0000%, 5.3500%, 12/25/41 (144A)
‡
847,194 847,041
SOFR30A + 1.6500%, 6.0000%, 12/25/41 (144A)
‡
14,835,000 14,921,576
SOFR30A + 6.0000%, 10.3500%, 12/25/41 (144A)
‡
9,700,000 10,176,333
SOFR30A + 1.8000%, 6.1500%, 1/25/44 (144A)
‡
3,140,000 3,171,637
SOFR30A + 1.1000%, 5.4500%, 2/25/44 (144A)
‡
4,593,446 4,594,120
SOFR30A + 1.8000%, 6.1500%, 2/25/44 (144A)
‡
3,168,862 3,200,524
SOFR30A + 1.7000%, 6.0500%, 7/25/44 (144A)
‡
10,060,000 10,100,083
SOFR30A + 1.6000%, 5.9500%, 9/25/44 (144A)
‡
4,125,699 4,142,706
SOFR30A + 1.1000%, 5.4497%, 1/25/45 (144A)
‡
6,368,341 6,377,112
SOFR30A + 1.5000%, 5.8497%, 1/25/45 (144A)
‡
7,526,000 7,531,159
SOFR30A + 1.2000%, 5.5500%, 5/25/45 (144A)
‡
6,659,213 6,663,872
SOFR30A + 1.2000%, 5.5193%, 7/25/45 (144A)
‡
14,508,136 14,512,579
SOFR30A + 1.6000%, 5.9193%, 7/25/45 (144A)
‡
9,254,000 9,255,786
FHLMC Gold Pool, 30 Year
Pool # Q57869, 4.0000%, 8/1/48 2,825,332 2,650,287

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC Gold Pool, 30 Year - (continued)
Pool # Q58477, 4.0000%, 9/1/48 $ 1,674,421 $ 1,570,821
FHLMC Gold Pools, Other
Pool # ZN0650, 3.0000%, 3/1/43 2,254 2,019
Pool # ZT1926, 3.0000%, 11/1/43 839,552 755,544
FHLMC STACR REMIC Trust
SOFR30A + 1.6500%, 6.0000%, 1/25/34 (144A)
‡
1,019,462 1,023,395
SOFR30A + 2.1000%, 6.4500%, 9/25/41 (144A)
‡
26,457,865 26,689,371
SOFR30A + 7.5000%, 11.8500%, 10/25/41 (144A)
‡
19,937,000 21,171,971
SOFR30A + 1.8000%, 6.1500%, 11/25/41 (144A)
‡
14,550,000 14,654,489
SOFR30A + 2.3500%, 6.7000%, 12/25/41 (144A)
‡
10,089,878 10,231,767
SOFR30A + 1.3000%, 5.6500%, 2/25/42 (144A)
‡
684,896 686,083
SOFR30A + 3.7500%, 8.1000%, 2/25/42 (144A)
‡
18,101,929 18,796,456
SOFR30A + 1.9500%, 6.3000%, 2/25/44 (144A)
‡
2,617,368 2,650,340
SOFR30A + 1.2500%, 5.6000%, 3/25/44 (144A)
‡
8,409,435 8,427,534
SOFR30A + 2.0000%, 6.3500%, 3/25/44 (144A)
‡
5,088,000 5,150,023
SOFR30A + 1.8000%, 6.1500%, 8/25/44 (144A)
‡
18,000,000 18,129,375
SOFR30A + 1.1500%, 5.5000%, 2/25/45 (144A)
‡
15,769,538 15,775,068
SOFR30A + 1.6500%, 6.0000%, 2/25/45 (144A)
‡
23,060,148 23,151,127
FHLMC UMBS
Pool # ZS7403, 3.0000%, 5/1/31 54,603 53,057
Pool # ZK8405, 2.5000%, 12/1/31 7,596 7,262
Pool # ZK8962, 3.0000%, 9/1/32 58,259 56,175
Pool # ZK9163, 3.0000%, 1/1/33 34,150 32,898
Pool # SB0040, 2.5000%, 12/1/33 255,576 244,543
Pool # SB0116, 2.5000%, 11/1/34 561,757 527,216
Pool # ZT2413, 4.0000%, 2/1/41 42,727,202 41,127,144
Pool # ZM2269, 3.0000%, 12/1/46 12,922 11,419
Pool # ZT1633, 4.0000%, 3/1/47 111,609 105,651
Pool # ZT0391, 4.0000%, 11/1/47 309,080 291,505
Pool # ZT0252, 3.0000%, 12/1/47 17,615 15,575
Pool # ZM7577, 4.5000%, 8/1/48 100,732 97,329
Pool # ZM8197, 4.0000%, 9/1/48 996,241 933,309
Pool # SI2101, 4.0000%, 9/1/48 40,567,771 38,006,839
Pool # ZM7926, 5.0000%, 9/1/48 78,341 77,421
Pool # ZT1320, 4.0000%, 11/1/48 167,559 156,982
Pool # SI2017, 4.0000%, 12/1/48 2,081,201 1,949,732
Pool # ZN2165, 4.5000%, 12/1/48 23,667 22,879
Pool # SD1416, 4.5000%, 12/1/48 3,543,437 3,423,701
Pool # ZN4240, 4.5000%, 12/1/48 252,048 244,188
Pool # ZN6461, 4.0000%, 5/1/49 333,947 312,385
Pool # ZT2087, 4.0000%, 6/1/49 1,224,707 1,146,388
Pool # ZA7158, 4.5000%, 6/1/49 159,184 152,774
Pool # SD8003, 4.0000%, 7/1/49 1,265,016 1,184,119
Pool # SL0850, 4.0000%, 7/1/49 20,685,177 19,880,907
Pool # RA1100, 4.0000%, 7/1/49 4,972,147 4,653,748
Pool # RA1087, 4.5000%, 7/1/49 1,118,524 1,073,484
Pool # RA1088, 4.5000%, 7/1/49 205,159 197,520
Pool # QA2159, 3.0000%, 8/1/49 83,522 71,667
Pool # QA2039, 3.0000%, 8/1/49 1,875,937 1,645,970
Pool # QA1615, 3.5000%, 8/1/49 273,676 247,730
Pool # RA1188, 4.5000%, 8/1/49 1,125,184 1,079,875
Pool # QA5150, 4.5000%, 12/1/49 296,262 285,245
Pool # RA1999, 4.5000%, 1/1/50 756,426 725,967

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC UMBS - (continued)
Pool # SD8040, 4.5000%, 1/1/50 $ 190,938 $ 183,855
Pool # SD8047, 4.5000%, 2/1/50 624,290 601,133
Pool # QA8274, 3.5000%, 3/1/50 391,277 351,630
Pool # SD1551, 4.0000%, 3/1/50 1,943,989 1,821,270
Pool # SD1111, 4.0000%, 6/1/50 3,319,497 3,121,570
Pool # SL0938, 4.0000%, 7/1/50 40,215,408 38,341,032
Pool # SD4456, 4.0000%, 8/1/50 1,736,761 1,625,696
Pool # SD1143, 4.5000%, 9/1/50 14,280,264 13,797,720
Pool # SD5994, 4.5000%, 9/1/50 13,216,849 12,770,239
Pool # SD1414, 4.0000%, 10/1/50 443,129 414,791
Pool # RA7104, 4.5000%, 2/1/51 10,965,655 10,544,800
Pool # SD2606, 4.5000%, 9/1/51 5,872,485 5,647,103
Pool # QD6555, 3.0000%, 2/1/52 753,015 655,199
Pool # QD9182, 3.0000%, 3/1/52 1,331,929 1,158,763
Pool # QE0318, 4.5000%, 3/1/52 108,882 103,862
Pool # QD9191, 3.5000%, 4/1/52 535,936 486,862
Pool # SD0943, 3.5000%, 4/1/52 1,867,898 1,698,425
Pool # QE1073, 3.5000%, 4/1/52 654,243 594,288
Pool # SD3523, 3.0000%, 6/1/52 2,829,633 2,444,949
Pool # QE6404, 5.5000%, 7/1/52 3,114,582 3,129,428
Pool # QE8542, 5.5000%, 8/1/52 2,793,116 2,806,068
Pool # QF0488, 5.5000%, 9/1/52 2,487,121 2,498,332
Pool # SD1966, 4.0000%, 11/1/52 344,327 319,077
Pool # QF2561, 5.5000%, 11/1/52 1,184,701 1,194,981
Pool # QF7810, 5.5000%, 1/1/53 3,385,769 3,422,400
Pool # QF7280, 5.5000%, 1/1/53 4,172,837 4,219,606
Pool # SL0730, 4.5000%, 3/1/53 24,115,084 23,053,170
Pool # SL0644, 4.5000%, 3/1/53 16,653,293 15,923,237
Pool # QF9863, 5.5000%, 3/1/53 4,835,166 4,862,548
Pool # QF9276, 5.5000%, 3/1/53 2,585,627 2,607,082
Pool # SL0869, 4.5000%, 5/1/53 11,161,147 10,637,975
Pool # SD3018, 5.5000%, 5/1/53 6,158,718 6,165,172
Pool # SD2897, 5.5000%, 5/1/53 2,858,394 2,861,451
Pool # QG2543, 5.5000%, 5/1/53 2,086,457 2,089,308
Pool # QG2539, 6.5000%, 5/1/53 2,901,165 2,993,580
Pool # QG2540, 6.5000%, 5/1/53 1,833,952 1,894,042
Pool # SL1665, 4.5000%, 6/1/53 13,882,725 13,264,960
Pool # QG3912, 5.5000%, 6/1/53 6,891,337 6,914,018
Pool # QG6755, 5.5000%, 6/1/53 11,902,080 11,996,936
Pool # SD3271, 5.5000%, 6/1/53 26,331,003 26,526,353
Pool # QG4340, 6.5000%, 6/1/53 1,551,936 1,601,372
Pool # QG3885, 6.5000%, 6/1/53 1,324,729 1,366,927
Pool # QG6538, 5.5000%, 7/1/53 1,105,099 1,113,906
Pool # QG6948, 5.5000%, 7/1/53 1,056,442 1,064,775
Pool # SD3813, 6.0000%, 7/1/53 5,882,239 6,010,036
Pool # QH2242, 5.5000%, 9/1/53 5,858,802 5,854,073
Pool # QH1144, 5.5000%, 9/1/53 3,526,063 3,553,296
Pool # QH0826, 5.5000%, 9/1/53 4,222,918 4,255,880
Pool # QH1500, 6.0000%, 9/1/53 10,041,386 10,236,661
Pool # QH2259, 6.0000%, 9/1/53 4,638,799 4,729,010
Pool # QH3309, 5.5000%, 10/1/53 1,766,687 1,765,261
Pool # QH3306, 6.0000%, 10/1/53 11,027,988 11,283,776
Pool # QH3192, 6.0000%, 10/1/53 16,921,816 17,314,309

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC UMBS - (continued)
Pool # QH4373, 6.0000%, 11/1/53 $ 9,457,889 $ 9,677,259
Pool # QH4473, 6.0000%, 11/1/53 5,490,612 5,617,964
Pool # QH4638, 6.0000%, 11/1/53 5,616,749 5,747,026
Pool # QH5204, 6.5000%, 11/1/53 4,374,709 4,559,793
Pool # QH6041, 5.5000%, 12/1/53 3,441,034 3,444,769
Pool # QH7040, 6.0000%, 12/1/53 6,499,432 6,625,826
Pool # QH7549, 6.0000%, 12/1/53 3,523,222 3,591,738
Pool # QH7013, 6.5000%, 12/1/53 1,896,131 1,966,865
Pool # SD5224, 6.0000%, 3/1/54 11,576,942 11,800,431
Pool # QI4878, 6.0000%, 4/1/54 2,430,965 2,477,907
Pool # SD5223, 6.0000%, 4/1/54 7,348,888 7,490,798
Pool # SL0913, 4.5000%, 5/1/54 20,768,729 19,844,545
Pool # RJ1754, 4.5000%, 6/1/54 9,880,664 9,403,599
Pool # QI8221, 6.0000%, 6/1/54 4,570,304 4,658,558
Pool # SD5963, 6.0000%, 7/1/54 17,047,910 17,377,112
Pool # SD6558, 6.0000%, 9/1/54 14,671,573 14,954,887
Pool # QJ9063, 5.0000%, 11/1/54 20,827,499 20,361,165
Pool # SD6982, 5.0000%, 11/1/54 30,484,970 30,032,091
Pool # SD7138, 5.0000%, 11/1/54 27,633,653 27,132,831
Pool # SD6989, 5.5000%, 11/1/54 22,546,264 22,565,860
Pool # QJ9072, 6.0000%, 11/1/54 5,475,570 5,581,306
Pool # SL0367, 4.5000%, 12/1/54 29,202,828 27,792,837
Pool # RJ2853, 5.0000%, 12/1/54 136,465,796 133,992,541
Pool # SL0208, 5.0000%, 12/1/54 34,229,507 33,703,496
Pool # QX0520, 5.5000%, 12/1/54 7,875,607 7,881,815
Pool # SL1567, 4.5000%, 1/1/55 21,941,478 20,988,098
Pool # SL0509, 4.5000%, 1/1/55 12,786,132 12,168,784
Pool # SL0286, 5.0000%, 1/1/55 35,965,692 35,283,205
Pool # SD7417, 5.5000%, 1/1/55 8,945,849 9,015,714
Pool # SD7343, 5.5000%, 1/1/55 46,971,610 47,279,322
Pool # SL0046, 6.0000%, 1/1/55 43,276,775 44,112,467
Pool # SL0335, 5.5000%, 2/1/55 108,898,458 108,697,063
Pool # QX5273, 6.0000%, 2/1/55 3,989,630 4,066,672
Pool # QX6719, 6.0000%, 2/1/55 4,710,430 4,802,092
Pool # QX7432, 6.0000%, 2/1/55 2,127,423 2,168,821
Pool # SL1146, 5.0000%, 3/1/55 49,453,218 48,245,348
Pool # QX7566, 5.5000%, 3/1/55 56,620,839 56,571,104
Pool # SL1188, 5.5000%, 4/1/55 60,190,833 60,576,136
Pool # RJ4363, 5.5000%, 6/1/55 77,857,218 78,448,822
Pool # SL1760, 5.0000%, 7/1/55 66,820,385 65,710,179
Pool # RJ4549, 5.5000%, 8/1/55 122,882,549 122,958,221
FHLMC, REMIC
SOFR30A + 0.4645%, 4.8041%, 2/15/32
‡
10,481 10,427
SOFR30A + 0.7645%, 5.1041%, 3/15/32
‡
17,995 18,050
SOFR30A + 0.6145%, 4.9541%, 7/15/32
‡
2,243 2,240
SOFR30A + 0.5145%, 4.8541%, 1/15/33
‡
13,183 13,146
SOFR30A + 0.3645%, 4.7041%, 9/15/35
‡
9,250 9,194
SOFR30A + 0.7045%, 5.0441%, 10/15/37
‡
45,531 45,390
SOFR30A + 0.4145%, 4.7541%, 8/15/40
‡
8,845 8,838
SOFR30A + 0.6145%, 4.9541%, 9/15/40
‡
44,697 44,410
SOFR30A + 1.0000%, 5.3500%, 6/25/55
‡
92,567,385 92,400,522
Finance of America Structured Securities Trust
3.5000%, 4/25/74 (144A) 20,759,752 19,958,342

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Finance of America Structured Securities Trust - (continued)
3.5000%, 2/25/75 (144A) $ 21,577,711 $ 20,647,883
FNMA UMBS
Pool # AS7643, 2.5000%, 8/1/31 8,817 8,442
Pool # AS8207, 2.5000%, 10/1/31 10,274 9,836
Pool # BM1036, 2.5000%, 2/1/32 8,946 8,564
Pool # BO7717, 3.0000%, 11/1/34 38,720 37,092
Pool # BO5957, 3.0000%, 12/1/34 45,684 43,656
Pool # AB7563, 3.0000%, 1/1/43 173,303 156,444
Pool # AB9341, 3.0000%, 5/1/43 943,097 848,011
Pool # AL6842, 4.0000%, 5/1/45 631,330 599,006
Pool # AZ0869, 4.0000%, 7/1/45 528,418 500,299
Pool # BC0870, 3.5000%, 1/1/46 38,257 35,138
Pool # AS6811, 3.0000%, 3/1/46 1,307,588 1,163,968
Pool # AS7492, 4.0000%, 7/1/46 1,109,233 1,045,019
Pool # BD2453, 3.0000%, 1/1/47 70,269 62,131
Pool # AS8649, 3.0000%, 1/1/47 317,526 279,651
Pool # BE3616, 4.0000%, 5/1/47 235,611 222,466
Pool # CA0108, 3.5000%, 8/1/47 109,819 100,900
Pool # MA3149, 4.0000%, 10/1/47 1,302,685 1,222,694
Pool # CA0706, 4.0000%, 11/1/47 5,593,012 5,249,144
Pool # BM3282, 3.5000%, 12/1/47 120,098 110,344
Pool # CA4646, 3.0000%, 2/1/48 440,820 390,825
Pool # BJ9181, 5.0000%, 5/1/48 1,175,875 1,167,540
Pool # CA1931, 4.5000%, 6/1/48 1,479,849 1,429,843
Pool # MA3415, 4.0000%, 7/1/48 1,583,800 1,483,819
Pool # BK9507, 4.0000%, 10/1/48 627,380 589,223
Pool # MA3496, 4.5000%, 10/1/48 3,052,238 2,949,100
Pool # MA3521, 4.0000%, 11/1/48 1,868,850 1,750,875
Pool # BN3899, 4.0000%, 12/1/48 276,140 258,708
Pool # FM1598, 4.0000%, 2/1/49 1,040,926 975,216
Pool # BN4541, 4.0000%, 2/1/49 879,144 823,646
Pool # MA3687, 4.0000%, 6/1/49 240,094 224,740
Pool # CA3683, 4.5000%, 6/1/49 112,137 107,962
Pool # MA3694, 4.5000%, 7/1/49 4,636 4,464
Pool # BJ8459, 3.0000%, 8/1/49 101,202 86,838
Pool # BO4113, 3.0000%, 8/1/49 91,999 78,941
Pool # BO1857, 4.5000%, 8/1/49 43,189 41,587
Pool # CA4035, 4.5000%, 8/1/49 178,866 172,206
Pool # BO2983, 3.0000%, 9/1/49 196,785 172,949
Pool # FM1540, 4.0000%, 9/1/49 3,628,425 3,396,073
Pool # CA4185, 4.5000%, 9/1/49 179,275 172,600
Pool # FM3447, 4.0000%, 11/1/49 367,817 344,835
Pool # FS2135, 4.0000%, 11/1/49 4,187,788 3,923,425
Pool # BO9819, 4.5000%, 12/1/49 279,180 268,798
Pool # FM7479, 4.5000%, 1/1/50 6,263,424 6,051,777
Pool # MA3908, 4.5000%, 1/1/50 245,436 236,332
Pool # FM5036, 4.0000%, 3/1/50 3,124,137 2,926,919
Pool # FS0088, 4.0000%, 3/1/50 6,084,023 5,713,997
Pool # FM9138, 4.0000%, 3/1/50 1,255,812 1,176,535
Pool # FM7840, 4.0000%, 4/1/50 24,170,970 22,625,251
Pool # CA5573, 4.0000%, 4/1/50 1,554,553 1,449,097
Pool # BP1500, 3.0000%, 5/1/50 2,317,543 2,032,202
Pool # MA4026, 4.0000%, 5/1/50 3,480,011 3,246,217

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
Pool # MA4056, 4.0000%, 6/1/50 $ 3,351,780 $ 3,123,442
Pool # CA6382, 4.5000%, 7/1/50 931,632 896,090
Pool # FM5076, 4.0000%, 8/1/50 1,769,535 1,649,495
Pool # FM4129, 4.0000%, 9/1/50 6,902,149 6,460,760
Pool # FM4738, 4.0000%, 9/1/50 18,164,101 16,926,682
Pool # FM5350, 4.5000%, 9/1/50 13,824,313 13,311,522
Pool # FS1578, 4.0000%, 10/1/50 6,200,361 5,812,952
Pool # FS5818, 4.5000%, 10/1/50 11,610,380 11,179,712
Pool # CA7849, 4.5000%, 10/1/50 2,049,691 1,973,661
Pool # FS8681, 4.5000%, 10/1/50 28,976,101 27,996,971
Pool # FS2713, 4.5000%, 10/1/50 3,861,831 3,731,336
Pool # FS5362, 4.5000%, 12/1/50 11,545,610 11,117,344
Pool # FM7725, 4.5000%, 12/1/50 1,273,443 1,224,569
Pool # FM7031, 4.0000%, 1/1/51 3,779,688 3,537,980
Pool # FS8335, 4.5000%, 1/1/51 30,905,033 29,860,723
Pool # FS8709, 4.5000%, 1/1/51 19,195,224 18,546,599
Pool # FS9239, 4.5000%, 1/1/51 25,159,330 24,309,172
Pool # FS2548, 4.0000%, 3/1/51 310,840 290,962
Pool # FM7460, 4.0000%, 3/1/51 111,111,181 104,005,689
Pool # FS2238, 4.0000%, 3/1/51 302,909 283,787
Pool # FS2546, 4.0000%, 3/1/51 157,031 147,118
Pool # FS6382, 4.0000%, 8/1/51 21,961,973 20,575,574
Pool # FS7225, 4.0000%, 8/1/51 23,605,880 22,115,705
Pool # FA0603, 4.5000%, 9/1/51 33,738,197 32,598,152
Pool # FS3001, 4.0000%, 10/1/51 2,232,494 2,089,727
Pool # FS6662, 4.0000%, 10/1/51 10,951,346 10,251,014
Pool # FS5028, 4.0000%, 10/1/51 20,548,590 19,234,520
Pool # FS1133, 4.0000%, 10/1/51 118,808,766 111,211,018
Pool # FS4781, 4.0000%, 10/1/51 23,577,946 22,070,151
Pool # CB2681, 3.5000%, 1/1/52 1,778,920 1,617,658
Pool # CB2907, 3.5000%, 2/1/52 4,678,563 4,254,081
Pool # BV5379, 3.0000%, 4/1/52 3,562,938 3,099,316
Pool # BV8484, 3.5000%, 4/1/52 1,035,482 940,590
Pool # BV5393, 3.5000%, 4/1/52 3,094,369 2,810,800
Pool # BV4203, 3.5000%, 4/1/52 1,075,128 976,683
Pool # FS1640, 4.0000%, 4/1/52 2,222,634 2,072,630
Pool # BW0081, 4.5000%, 4/1/52 230,859 220,180
Pool # BW0072, 4.5000%, 4/1/52 137,098 130,755
Pool # BV6879, 4.5000%, 4/1/52 408,429 389,598
Pool # BV7132, 4.5000%, 4/1/52 187,030 178,378
Pool # BV7632, 4.5000%, 4/1/52 441,147 420,808
Pool # BV7131, 4.5000%, 4/1/52 129,823 123,818
Pool # BW0343, 4.5000%, 5/1/52 667,035 636,178
Pool # FS7613, 4.5000%, 5/1/52 11,287,121 10,905,719
Pool # FS2144, 3.5000%, 6/1/52 10,693,228 9,718,964
Pool # FS7541, 4.0000%, 6/1/52 12,924,420 12,097,911
Pool # CB4329, 3.5000%, 7/1/52 447,083 406,315
Pool # CB4128, 4.5000%, 7/1/52 18,553,184 17,750,588
Pool # BW0972, 4.5000%, 7/1/52 1,984,188 1,894,674
Pool # BW6314, 5.5000%, 8/1/52 3,999,385 4,017,412
Pool # FS3246, 5.5000%, 11/1/52 4,626,049 4,676,319
Pool # BX0421, 5.5000%, 11/1/52 10,668,730 10,712,672
Pool # BX0419, 5.5000%, 11/1/52 4,310,528 4,320,983

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
Pool # BX0804, 5.5000%, 11/1/52 $ 1,143,843 $ 1,151,355
Pool # BT8051, 5.5000%, 1/1/53 1,396,728 1,412,111
Pool # BX6124, 6.5000%, 1/1/53 3,970,209 4,142,429
Pool # FS3883, 4.5000%, 2/1/53 30,984,033 29,619,756
Pool # BW7371, 5.5000%, 2/1/53 30,373,304 30,701,915
Pool # BX7860, 5.5000%, 3/1/53 1,308,762 1,316,260
Pool # BX9422, 5.5000%, 3/1/53 4,187,627 4,184,930
Pool # BX9326, 5.5000%, 3/1/53 4,480,147 4,505,518
Pool # BX8700, 5.5000%, 3/1/53 3,311,675 3,335,357
Pool # BX8072, 5.5000%, 3/1/53 1,881,535 1,892,190
Pool # BX5986, 5.5000%, 3/1/53 4,982,770 5,023,708
Pool # BY0782, 5.5000%, 4/1/53 745,808 751,030
Pool # BY1896, 5.5000%, 5/1/53 1,370,589 1,375,099
Pool # BY0866, 5.5000%, 5/1/53 706,992 709,319
Pool # BY0335, 6.0000%, 5/1/53 3,696,382 3,756,137
Pool # BY0327, 6.5000%, 5/1/53 1,522,905 1,571,269
Pool # BY0338, 6.5000%, 5/1/53 1,920,679 1,989,274
Pool # BY0337, 6.5000%, 5/1/53 6,562,414 6,792,994
Pool # FS6257, 4.0000%, 6/1/53 26,528,781 24,579,337
Pool # FS9476, 4.0000%, 6/1/53 19,919,925 18,449,970
Pool # BY0361, 6.5000%, 6/1/53 1,732,373 1,791,556
Pool # FA1287, 4.5000%, 7/1/53 9,633,033 9,197,548
Pool # BY4134, 5.5000%, 7/1/53 11,722,115 11,713,609
Pool # BY8533, 6.5000%, 8/1/53 2,321,664 2,408,272
Pool # FA1548, 4.5000%, 9/1/53 12,604,227 12,057,210
Pool # FS8881, 4.5000%, 9/1/53 42,048,266 40,488,551
Pool # BY5913, 5.5000%, 9/1/53 2,341,910 2,358,558
Pool # CB7112, 5.5000%, 9/1/53 20,750,027 20,889,071
Pool # DA1456, 5.5000%, 9/1/53 6,553,772 6,548,482
Pool # DA0026, 6.0000%, 9/1/53 9,230,988 9,410,504
Pool # DA1468, 6.0000%, 9/1/53 6,316,628 6,463,139
Pool # DA0036, 6.5000%, 9/1/53 3,240,946 3,361,847
Pool # DA3522, 5.5000%, 10/1/53 928,031 927,257
Pool # DA1511, 5.5000%, 10/1/53 2,653,805 2,651,591
Pool # DA3538, 6.0000%, 10/1/53 2,576,098 2,626,196
Pool # DA1525, 6.0000%, 10/1/53 17,531,092 17,872,019
Pool # DA3549, 6.5000%, 10/1/53 3,889,322 4,053,871
Pool # FS7252, 5.0000%, 11/1/53 149,051,584 145,465,493
Pool # DA5019, 6.5000%, 11/1/53 4,852,597 5,033,621
Pool # FS6236, 6.5000%, 11/1/53 11,761,948 12,196,032
Pool # DA5072, 6.5000%, 11/1/53 4,814,467 4,994,068
Pool # FA1534, 4.5000%, 1/1/54 49,759,070 47,590,156
Pool # FS7117, 6.5000%, 2/1/54 11,129,219 11,539,952
Pool # CB8221, 5.5000%, 3/1/54 17,451,808 17,458,293
Pool # FS7397, 6.0000%, 3/1/54 7,388,064 7,530,731
Pool # DB3056, 5.5000%, 5/1/54 1,370,112 1,375,312
Pool # DB4017, 6.0000%, 5/1/54 7,349,437 7,491,357
Pool # CB8694, 6.0000%, 6/1/54 35,814,387 36,936,512
Pool # FS8717, 6.0000%, 7/1/54 14,423,102 14,701,618
Pool # FS8993, 6.0000%, 7/1/54 77,833,379 79,335,925
Pool # CB8995, 5.5000%, 8/1/54 1,044,754 1,044,948
Pool # FS9022, 5.5000%, 8/1/54 81,428,797 81,303,375
Pool # FS9880, 4.5000%, 9/1/54 21,641,435 20,596,528

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
Pool # FS9116, 6.0000%, 9/1/54 $ 18,976,233 $ 19,342,672
Pool # FA0034, 5.0000%, 11/1/54 36,036,966 35,383,846
Pool # FS9909, 5.0000%, 11/1/54 14,902,861 14,673,846
Pool # FS9794, 5.0000%, 11/1/54 36,131,939 35,576,693
Pool # CB9430, 5.5000%, 11/1/54 190,220,618 190,053,528
Pool # FS9779, 5.5000%, 11/1/54 44,757,277 45,048,649
Pool # FS9788, 5.5000%, 11/1/54 31,104,961 31,131,996
Pool # FA0122, 4.5000%, 12/1/54 15,813,382 15,049,870
Pool # FA0654, 4.5000%, 12/1/54 20,571,435 19,578,190
Pool # CB9642, 5.0000%, 12/1/54 23,542,905 23,151,744
Pool # CB9613, 5.5000%, 12/1/54 48,617,282 48,574,576
Pool # DC7015, 5.5000%, 12/1/54 6,231,992 6,236,904
Pool # FA0787, 4.5000%, 1/1/55 8,971,032 8,537,886
Pool # FA0573, 5.0000%, 1/1/55 64,241,305 63,254,098
Pool # FA0635, 5.0000%, 1/1/55 33,460,523 32,643,267
Pool # FA0574, 5.5000%, 1/1/55 73,005,572 73,581,184
Pool # FA0576, 5.5000%, 1/1/55 37,258,899 37,508,498
Pool # FA0470, 6.0000%, 1/1/55 13,353,209 13,611,064
Pool # DD3307, 6.0000%, 2/1/55 4,792,511 4,885,770
Pool # DD4221, 6.0000%, 2/1/55 2,409,364 2,456,249
Pool # DD5556, 6.0000%, 3/1/55 6,950,362 7,085,611
Pool # FA1549, 5.5000%, 5/1/55 18,061,075 18,187,745
Pool # FA1557, 6.0000%, 5/1/55 40,353,727 41,132,974
Pool # FA1951, 6.0000%, 6/1/55 41,732,743 42,575,305
Pool # FA2187, 5.5000%, 7/1/55 55,049,390 55,083,290
Pool # DE6043, 6.0000%, 8/1/55 12,542,063 12,748,129
FNMA, Other
Pool # AB9283, 3.0000%, 4/1/38 136,001 122,203
Pool # AB6280, 3.0000%, 9/1/42 201,235 181,099
Pool # MA1229, 3.0000%, 10/1/42 147,989 133,545
Pool # MA1327, 3.0000%, 1/1/43 250,649 225,568
Pool # AR9225, 3.0000%, 3/1/43 344,248 308,365
Pool # MA1447, 3.0000%, 5/1/43 80,202 71,842
Pool # AS8547, 3.0000%, 11/1/46 72,338 63,542
Pool # BF0167, 3.0000%, 2/1/57 1,413,810 1,199,441
Pool # BF0226, 3.5000%, 1/1/58 22,961,612 20,771,414
Pool # BF0598, 2.5000%, 3/1/62 45,169,350 36,604,743
Pool # BF0646, 2.5000%, 6/1/62 50,623,207 41,024,490
Pool # BF0698, 3.5000%, 12/1/62 36,454,582 32,303,340
Pool # BF0713, 4.0000%, 3/1/63 22,775,728 20,882,513
Pool # BF0731, 2.5000%, 6/1/63 15,650,535 12,683,021
Pool # BF0783, 3.5000%, 12/1/63 12,943,255 11,466,271
Pool # BF0801, 2.5000%, 4/1/64 19,965,443 16,170,317
Pool # BF0807, 3.5000%, 4/1/64 24,048,734 21,289,546
Pool # BF0806, 3.5000%, 4/1/64 18,570,999 16,480,652
FNMA, REMIC
3.0000%, 7/25/28 287,888 282,728
SOFR30A + 0.5145%, 4.8645%, 4/25/32
‡
18,085 18,011
SOFR30A + 0.6645%, 5.0145%, 4/25/32
‡
7,900 7,900
SOFR30A + 0.6145%, 4.9645%, 9/25/33
‡
9,237 9,214
SOFR30A + 0.4145%, 4.7645%, 10/25/35
‡
15,476 15,311
SOFR30A + 0.4645%, 4.8145%, 4/25/36
‡
57,680 57,065
SOFR30A + 0.6345%, 4.9845%, 9/25/37
‡
14,512 14,485

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA, REMIC - (continued)
SOFR30A + 0.5145%, 4.8645%, 9/25/40
‡
$ 6,674 $ 6,649
SOFR30A + 53.7407%, 6.2876%, 10/25/40
‡
41,248 53,730
SOFR30A + 0.5445%, 4.8945%, 11/25/40
‡
9,975 9,924
SOFR30A + 0.5145%, 4.8645%, 9/25/42
‡
7,989 7,874
SOFR30A + 0.4645%, 4.8145%, 10/25/42
‡
96,495 95,130
SOFR30A + 3.8855%, 0.0000%, 11/25/42
‡
473,554 231,214
SOFR30A + 0.6145%, 4.9645%, 2/25/43
‡
25,156 25,033
SOFR30A + 0.8000%, 5.1500%, 9/25/52
‡
8,835,689 8,644,065
SOFR30A + 1.1000%, 5.4500%, 3/25/55
‡
158,841,651 158,119,694
SOFR30A + 1.2000%, 5.5500%, 3/25/55
‡
52,162,908 51,989,421
3.5000%, 1/25/61
~
19,110,148 4,130,683
FNMA/FHLMC UMBS, 30 Year, Single Family
2.0000%, TBA, 30 Year Maturity
^
402,248,255 314,639,390
2.5000%, TBA, 30 Year Maturity
^
1,691,910,894 1,386,223,201
3.0000%, TBA, 30 Year Maturity
^
892,185,354 763,629,474
4.5000%, TBA, 30 Year Maturity
^
45,310,000 42,980,477
5.0000%, TBA, 30 Year Maturity
^
51,751,000 50,369,973
5.5000%, TBA, 30 Year Maturity
^
98,091,839 97,572,737
6.0000%, TBA, 30 Year Maturity
^
213,767,000 216,721,260
6.5000%, TBA, 30 Year Maturity
^
132,991,000 137,148,299
FREMF Mortgage Trust , SOFR30A + 6.1145% , 10.4337% , 9/25/29 (144A)
‡
789,970 725,561
Galaxy Senior Participation Interest Trust 1 , 0.0000% , 7/31/26
¢ ,‡
14,249,676 14,325,856
GNMA
CME Term SOFR 1 Month + 0.5145%, 4.8545%, 8/16/29
‡
3,314 3,311
CME Term SOFR 1 Month + 0.5145%, 4.8651%, 7/20/34
‡
27,722 27,609
CME Term SOFR 1 Month + 0.4145%, 4.7545%, 8/16/34
‡
20,098 19,998
CME Term SOFR 1 Month + 0.3145%, 4.6651%, 6/20/35
‡
16,721 16,496
CME Term SOFR 1 Month + 0.2645%, 4.6151%, 8/20/35
‡
19,799 19,496
CME Term SOFR 1 Month + 0.4145%, 4.7651%, 4/20/37
‡
7,347 7,257
CME Term SOFR 1 Month + 0.4245%, 4.7751%, 6/20/37
‡
20,352 20,123
CME Term SOFR 1 Month + 0.4345%, 4.7851%, 7/20/37
‡
31,533 31,188
CME Term SOFR 1 Month + 0.6145%, 4.9651%, 10/20/37
‡
25,138 25,004
CME Term SOFR 1 Month + 0.6145%, 4.9651%, 10/20/37
‡
10,466 10,410
CME Term SOFR 1 Month + 0.6145%, 4.9651%, 2/20/38
‡
20,140 20,058
CME Term SOFR 1 Month + 0.6145%, 4.9651%, 2/20/38
‡
41,193 41,020
CME Term SOFR 1 Month + 0.7145%, 5.0545%, 1/16/40
‡
7,143 7,141
CME Term SOFR 1 Month + 0.4645%, 4.8151%, 6/20/40
‡
390 388
CME Term SOFR 1 Month + 0.5445%, 4.8845%, 10/16/40
‡
25,769 25,741
0.0000%, 5/16/41
§
3,411,225 2,579,851
CME Term SOFR 1 Month + 0.4145%, 4.7651%, 7/20/41
‡
12,569 12,522
SOFR30A + 1.3000%, 5.6480%, 8/20/53
‡
5,289,922 5,316,160
GNMA II, 30 Year
Pool # MA5021, 4.5000%, 2/20/48 957,879 928,811
Pool # MA5192, 4.0000%, 5/20/48 224,343 210,358
Pool # MA5264, 4.0000%, 6/20/48 748,724 702,049
Pool # BF6874, 4.5000%, 7/20/48 127,967 122,978
Pool # BK5879, 4.5000%, 11/20/48 112,262 106,271
Pool # BK6072, 5.0000%, 1/20/49 9,168 9,060
GNMA II, 30 Year, Single Family
2.5000%, TBA, 30 Year Maturity
^
25,296,414 21,260,321
3.0000%, TBA, 30 Year Maturity
^
187,159,962 163,547,113
3.5000%, TBA, 30 Year Maturity
^
147,859,377 132,839,526
4.0000%, TBA, 30 Year Maturity
^
114,954,688 105,828,435

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
GNMA II, 30 Year, Single Family - (continued)
4.5000%, TBA, 30 Year Maturity
^
$ 259,406,488 $ 246,157,820
5.0000%, TBA, 30 Year Maturity
^
364,326,194 355,614,062
5.5000%, TBA, 30 Year Maturity
^
253,922,000 253,267,389
GNMA II, Other
Pool # MA5753, 4.0000%, 2/20/49 146,709 133,641
Pool # MA5866, 4.0000%, 4/20/49 133,714 122,447
GS Mortgage-Backed Securities Trust , 4.1000% , 7/25/65 (144A)
Ç
14,588,260 13,968,530
Homeward Opportunities Fund Trust
7.1200%, 7/25/29 (144A)
Ç
17,261,000 17,342,225
5.4760%, 3/25/40 (144A)
Ç
12,500,000 12,485,481
J.P. Morgan Mortgage Trust , 5.5000% , 11/25/55 (144A)
Ç
34,569,017 34,512,516
JPMorgan Chase Bank NA
CME Term SOFR 1 Month + 2.3645%, 6.7167%, 10/25/57 (144A)
‡
13,912,344 14,266,381
CME Term SOFR 1 Month + 2.6145%, 6.9667%, 10/25/57 (144A)
‡
2,040,656 2,092,188
JPMorgan Mortgage Trust , 3.0000% , 6/25/45 (144A)
‡
485,541 408,740
LHOME Mortgage Trust
7.0170%, 1/25/29 (144A)
Ç
6,341,000 6,373,997
7.1280%, 3/25/29 (144A)
Ç
5,293,684 5,335,720
6.9000%, 5/25/29 (144A)
Ç
9,960,000 10,051,553
6.0920%, 7/25/39 (144A)
Ç
6,870,000 6,862,602
5.7510%, 9/25/39 (144A)
Ç
9,325,000 9,278,211
Mello Mortgage Capital Acceptance , 4.0000% , 4/25/54 (144A)
Ç
7,774,305 7,580,131
MHC Commercial Mortgage Trust , CME Term SOFR 1 Month + 0.9154% ,
5.2574% , 4/15/38 (144A)
‡
586,117 586,290
New Residential Mortgage Loan Trust , 7.1010% , 3/25/39 (144A)
Ç
2,750,000 2,770,535
NRM FHT1 Excess Owner LLC , 6.5450% , 3/25/32 (144A)
Ç
41,058,824 41,137,624
PRET LLC , 6.3677% , 4/25/55 (144A)
Ç
12,366,088 12,394,044
PRET Trust
4.0000%, 8/25/64 (144A)
Ç
6,778,830 6,477,509
4.1500%, 4/25/65 (144A)
Ç
23,515,277 22,565,768
4.0000%, 7/25/69 (144A)
Ç
15,785,618 15,124,990
PRPM LLC
5.9290%, 7/25/30 (144A)
Ç
15,326,000 15,288,640
5.7740%, 8/25/30 (144A)
‡
7,712,000 7,712,817
3.7500%, 3/25/54 (144A)
Ç
2,522,959 2,451,921
3.2500%, 4/25/55 (144A)
Ç
6,525,404 6,275,368
3.0000%, 5/25/55 (144A)
Ç
8,936,386 8,310,839
5.2500%, 7/25/55 (144A)
Ç
2,380,125 2,330,420
5.2500%, 7/25/55 (144A)
Ç
1,700,000 1,636,137
5.2500%, 7/25/55 (144A)
Ç
17,310,000 17,252,675
RCKT Mortgage Trust , 6.5150% , 6/25/43 (144A)
‡
4,887,342 4,904,534
Reach ABS Trust , 6.3000% , 2/18/31 (144A) 1,091,911 1,094,884
Saluda Grade Alternative Mortgage Trust
7.0000%, 4/25/29 (144A)
Ç
9,728,639 9,659,088
7.5000%, 2/25/30 (144A)
Ç
12,445,279 12,493,044
7.7620%, 4/25/30 (144A)
Ç
8,254,619 8,371,632
7.4390%, 7/25/30 (144A)
Ç
15,216,666 15,369,581
Sequoia Mortgage Trust
2.5000%, 5/25/43 (144A)
‡
689,592 603,534
4.0000%, 9/25/49 (144A)
‡
84,182 76,390

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2025

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
SREIT Trust , CME Term SOFR 1 Month + 1.1943% , 5.5362% , 11/15/38 (144A)
‡
$ 4,194,207 $ 4,194,208
Vista Point Securitization Trust , 5.6010% , 8/25/55 (144A)
‡
15,000,000 15,000,000
Vontive Mortgage Trust , 6.5070% , 3/25/30 (144A)
Ç
15,444,000 15,480,063
Total Mortgage-Backed Securities (cost $9,612,820,860) 9,616,153,811
Investment Companies - 1 .2%
Money Market Funds - 1 .2%
Janus Henderson Cash Liquidity Fund LLC, 4.3597%
£,∞
(cost $72,423,186) 72,417,147 72,431,630
Total Investments (total cost $ 10,083,614,683 ) - 168 .4% 10,088,418,621
Liabilities, net of Cash, Receivables and Other Assets - (68.4%) (4,098,374,635)
Net Assets - 100.0% $5,990,043,986
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 10,087,608,061 100 .0%
Cayman Islands 810,560 0 .0
Total $10,088,418,621 100 .0%
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (44.7)%
Mortgage-Backed Securities - (44.7)%
FNMA/FHLMC UMBS, 30 Year, Single Family, 3.5000%, TBA, 30 Year Maturity
^
$ (95,653,000) $ (85,467,964)
FNMA/FHLMC UMBS, 30 Year, Single Family, 4.0000%, TBA, 30 Year Maturity
^
(575,916,155) (531,126,580)
FNMA/FHLMC UMBS, 30 Year, Single Family, 4.5000%, TBA, 30 Year Maturity
^
(590,728,638) (560,357,507)
FNMA/FHLMC UMBS, 30 Year, Single Family, 5.0000%, TBA, 30 Year Maturity
^
(474,423,000) (461,762,548)
FNMA/FHLMC UMBS, 30 Year, Single Family, 5.5000%, TBA, 30 Year Maturity
^
(755,024,239) (751,028,651)
FNMA/FHLMC UMBS, 30 Year, Single Family, 6.0000%, TBA, 30 Year Maturity
^
(286,005,000) (289,957,589)
Total Securities Sold Short (proceeds $2,673,296,846) $ (2,679,700,839)
Summary of Investments by Country - (Short Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ (2,679,700,839) 100.0%

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2025

Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/24 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
7/31/25
............. Shares
Held at
7/31/25
Dividend
Income
Investment Company - 1.2%
Money Market Funds - 1.2%
Janus Henderson Cash
Liquidity Fund LLC,
4.3597%
∞
$ 199,745,278 $ 4,090,709,082 $ (4,218,017,886) $ (13,288) $ 8,444 $ 72,431,630 72,417,147 $ 4,088,075
Investments Purchased
with Cash Collateral from
Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash
Collateral Fund LLC,
4.2961%
∞
– 1,200,676 (1,200,676) – – – – 401
Δ
Total Affiliated Investments
- 1.2% $199,745,278 $4,091,909,758 $(4,219,218,562) $(13,288) $8,444 $72,431,630 $4,088,476
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 5 Year Notes 3,170 9/30/25 $ 342,904,844 $ 1,063,966
Total - Futures Long 1,063,966
Futures Short:
U.S. Treasury 10 Year Notes 236 9/19/25 (26,210,750) (198,738)
U.S. Treasury 10 Year Ultra Bonds 586 9/19/25 (66,263,781) (687,539)
U.S. Treasury Ultra Bonds 645 9/19/25 (75,666,563) (315,999)
Total - Futures Short (1,202,276)
Total $(138,310)
Average Ending Monthly Value of Derivative Instruments During the Period Ended July 31, 2025
Futures contracts:
Average notional amount of contracts - long $633,162,912
Average notional amount of contracts - short 234,051,136

Janus Henderson Mortgage-Backed Securities ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2025

CME Chicago Mercantile Exchange
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
LLC Limited Liability Company
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
SOFR90A Secured Overnight Financing Rate 90 Day Average
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended July 31, 2025 is
$14,325,856, which represents 0.2% of net assets.
∞ Rate shown is the 7-day yield as of July 31, 2025.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
‡ Variable or floating rate security. Rate shown is the current rate as of July 31, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31, 2025 is $1,162,153,929 which represents 19.4% of net assets.
~ IO – Interest Only
§ PO – Principal Only
^ Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2025

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 390,421,981 $ — $ 390,421,981
Corporate Bond — 9,411,199 — 9,411,199
Mortgage-Backed Securities — 9,601,827,955 14,325,856 9,616,153,811
Investment Companies — 72,431,630 — 72,431,630
Total Investments in Securities $ — $ 10,074,092,765 $ 14,325,856 $ 10,088,418,621
Other Financial Instruments
(a)
:
Futures Contracts $ 1,063,966 $ — $ — $ 1,063,966
Total Assets $ 1,063,966 $ 10,074,092,765 $ 14,325,856 $ 10,089,482,587
Liabilities
TBA sales commitments:
Mortgage-Backed Securities $ — $ 2,679,700,839 $ — $ 2,679,700,839
Other Financial Instruments
(a)
:
Futures Contracts $ 1,202,276 $ — $ — $ 1,202,276
Total Liabilities $ 1,202,276 $ 2,679,700,839 $ — $ 2,680,903,115
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Henderson Mortgage-Backed Securities ETF

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited

Janus Henderson Mortgage-Backed Securities ETF

to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual financial statements.
125-35-70335 09-25